Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures
Note 10.  Junior Subordinated Debentures

As of December 31, 2011 and 2010, the Company had outstanding $12,887,000 principal amount of Junior Subordinated Debentures due 2037 (the “Debentures”).  The Company pays interest on the Debentures quarterly at a fixed annual rate of 7.56% through December 15, 2012, and thereafter at a floating rate equal to the 3-month London Interbank Offered Rate (LIBOR) plus 2.85%.  The Debentures mature on December 15, 2037.  The Debentures are subordinated and junior in right of payment to all senior indebtedness of the Company, as defined in the Indenture dated as of October 31, 2007 (the “Indenture”) between the Company and Wilmington Trust Company, as Trustee.  The Debentures are first redeemable, in whole or in part, by the Company on December 15, 2012.  Interest paid on the Debentures for 2011 and 2010 was $974,257 each year, and is deductible for tax purposes.

The Debentures were issued and sold to CMTV Statutory Trust I (the “Trust”).  The Trust is a special purpose trust funded by a capital contribution of $387,000 from the Company, in exchange for 100% of the Trust’s common equity.  The Trust was formed for the purpose of issuing corporation-obligated mandatorily redeemable Capital Securities (“Capital Securities”) in the principal amount of $12.5 million to third-party investors and using the proceeds from the sale of such Capital Securities and the Company’s initial capital contribution to purchase the Debentures.  The Debentures are the sole asset of the Trust.  Distributions on the Capital Securities issued by the Trust are payable quarterly at a rate per annum equal to the interest rate being earned by the Trust on the Debentures.  The Capital Securities are subject to mandatory redemption, in whole or in part, upon repayment of the Debentures.  The Company has entered into an agreement which, taken collectively, fully and unconditionally guarantees the Capital Securities subject to the terms of the guarantee.

The Debentures are currently includable in the Company’s Tier 1 capital up to 25% of core capital elements (see Note 20).